Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Changes In Shareholders' Equity [Abstract]
Accumulated changes in fair value of cash flow hedge	$ (50)	$ 479	$ 162
Accumulated unrealized loss from available-for-sale marketable securities	(692)	(755)	(1,004)
Total	$ (742)	$ (276)	$ (842)